Offerings	Nov. 20, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.087% Senior Callable Fixed-to-Fixed Rate Notes due 2028
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Callable Floating Rate Notes due 2028
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825.00
Offering Note	Please see Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.590% Senior Callable Fixed-to-Fixed Rate Notes due 2035
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note	Please see Offering Note 1